9. Segment Data (Tables) (September 30, 2019)	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Schedule of segment information

	For the three months ended September 30, 2019				For the nine months ended September 30, 2019
	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL

Revenues	$4,137,091	$1,904,450	$–	$6,041,541	$14,022,841	$5,592,094	$–	$19,614,935
Loss from Operations	$172,502	$2,984,047	$661,054	$3,817,603	$1,069,712	$8,685,384	$661,054	$10,416,151

	For the three months ended September 30, 2018				For the nine months ended September 30, 2018
	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL

Revenues	$4,426,935	$1,053,306	$–	$5,480,241	$12,347,616	$2,851,680	$–	$15,199,296
Loss from Operations	$232,220	$6,184,578	$–	$6,416,798	$1,926,092	$20,673,388	$–	$22,599,480

	As of September 30, 2019				As of December 31, 2018
	Gaming & Entertainment	E-sports	Corporate(2)	TOTAL	Gaming & Entertainment	E-sports	Corporate(2)	TOTAL

Total Assets	$37,398,491	$22,347,135	$14,729,098	$74,474,724	$37,315,493	$27,931,444	$–	$65,246,937

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1)	Unallocated corporate operating losses result from general corporate overhead expenses not directly attributable to any one of the business segments. These expenses are reported separate from the Company’s identified segments and are included in General and Administrative expenses on the accompanying condensed consolidated statements of operations.
2)	Unallocated corporate assets not directly attributable to any one of the business segments.